CONSOLIDATED BALANCE SHEETS (Parenthetical)		12 Months Ended
	May 01, 2024 shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 29, 2024 $ / shares shares	Mar. 28, 2024 $ / shares shares	Oct. 16, 2023 shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 $ / shares	Mar. 15, 2023 $ / shares
Operating lease right-of-use assets, net - non-current		¥ 23,547,193	$ 3,240,202				¥ 2,654,900
Operating lease liabilities - current		3,741,247	514,812				3,066,146
Operating lease liabilities - non-current		¥ 3,971,285	$ 546,467				¥ 25,144
Reverse stock split	0.056	0.2
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0925			$ 0.0001	$ 0.0925
Ordinary shares, shares authorized		500,000,000	500,000,000	500,000,000	150,000,000		500,000,000
Ordinary shares, shares issued		7,987,959	7,987,959			1,175,000	2,306,295
Ordinary shares, shares outstanding	141,703,218	7,987,959	7,987,959				2,306,295
Reverse stock split	0.056
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0925			$ 0.0001
Ordinary shares, shares authorized		80,000,000	80,000,000	80,000,000	20,000,000		80,000,000
Ordinary shares, shares issued		7,100,000	7,100,000				7,100,000
Ordinary shares, shares outstanding		7,100,000	7,100,000				7,100,000
Reverse stock split	0.056
Related Parties
Operating lease right-of-use assets, net - non-current		¥ 1,769,840	$ 243,538				¥ 335,976
Operating lease liabilities - current		1,775,114	244,264				335,976
Operating lease liabilities - non-current		¥ 335,976	$ 46,232				¥ 0